LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	$ 241,087	$ 239,149	$ 259,621
Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	304,447	319,679
Finance lease liabilities	241,087	239,149
Future finance charges	(63,360)	(80,530)
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	52,174	49,015
Within one year | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	57,002	60,233
Finance lease liabilities	241,087	239,149
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	140,330	117,654
Later than one year but not later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	159,888	151,255
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease liabilities	48,583	72,480
Later than five years | Finance Leases
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 87,557	$ 108,191